Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DIREXION SHARES ETF TRUST
Prospectus Date	rr_ProspectusDate	Oct. 25, 2023
Direxion Bitcoin Ether Strategy ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Direxion Bitcoin Ether Strategy ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Direxion Bitcoin Ether Strategy ETF (the “Fund”) seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 1, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the Fund's current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Estimated for the Fund's current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example -
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective through managed exposure to a combination of cash-settled bitcoin futures contracts (“bitcoin futures”) and cash-settled ether futures contracts (“ether futures” and together with bitcoin futures, “bitcoin and ether futures”) traded on the Chicago Mercantile Exchange (“CME”). The Fund’s investment in bitcoin futures and ether futures will be market capitalization-weighted and will be rebalanced on a monthly basis. This methodology reflects the relative value of each constituent. In the context of bitcoin and ether futures, this means that the Fund’s investment in bitcoin futures and ether futures is weighted according a market-capitalization weighted basket of bitcoin and ether. Market-capitalization is determined by multiplying the price of bitcoin or ether by the amount in circulation (i.e., the total amount mined or minted and available for use). The Fund seeks to invest in a targeted combination of the bitcoin futures and ether futures so that the total economic exposure on a net basis does not exceed the net assets of the Fund. As of October 17, 2023, the market capitalization weight of bitcoin and ether was 75% and 25%, respectively.The Fund seeks to primarily invest in cash-settled, front-month futures contracts. Front-month futures contracts are those contracts with the shortest time to maturity. The Fund may also invest in back-month, cash-settled futures contracts. In addition, the Fund intends to also invest in investmentcompanies that are registered under the Investment Company Act of 1940 or operating companies whose securities are registered under both the Securities Act of 1933 and the Securities Exchange Act of 1934 and are publicly traded that invest in, or have exposure to, bitcoin, ether, bitcoin futures or ether futures. On a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund may also engage in reverse repurchase agreements, a form of borrowing, and use the proceeds for investment and/or tax purposes. The Fund does not invest directly in bitcoin or ether.Bitcoin and ether are each digital assets. The ownership and operation of both bitcoin and ether are determined by participants in online, peer-to-peer networks—the Bitcoin Network and the Ethereum Network, respectively. These networks connect computers running open-source software that follows the rules and procedures governing each network’s protocol.Bitcoin and ether futures are each standardized contracts traded on the CME to buy or sell a specified quantity of bitcoin or ether, as applicable, at a designated price. The contract unit (i.e., the total amount of bitcoin or ether, as applicable, referenced in each contract) and calendar term of the bitcoin futures or ether futures are identical and are not subject to any negotiation, other than with respect to price and the number of contracts traded between the buyer and seller. Bitcoin futures and ether futures expire on a designated expiration date and are cash-settled in U.S. dollars, based on the final settlement value of the CME CF Bitcoin Reference Rate and CME CF Ether Reference Rate, respectively.For more information about bitcoin, ether, the bitcoin blockchain, the ethereum blockchain, bitcoin futures and ether futures, see the “Overview of the Fund” section of this prospectus starting on page 10.The Fund does not take temporary defensive positions. The Fund will generally hold bitcoin and ether futures during periods in which the value of bitcoin, ether, bitcoin futures or ether futures are flat or declining as well as during periods in which the value of ether or bitcoin, ether, bitcoin futures or ether futures are rising. In order to maintain its exposure to bitcoin futures and ether futures, the Fund must sell its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. This is often referred to as “rolling” a futures contract. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” When rolling futures contracts that are in contango, the Fund will sell the expiring contract at a relatively lower price and buy a longer-dated contract at a relatively higher price. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling futures contracts that are in backwardation, the Fund will sell the expiring contract at a relatively higher price and buy a longer-dated contract at a relatively lower price.The Fund will invest up to 25% of its total assets in a wholly owned and controlled subsidiary (the “Subsidiary”). The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to bitcoin and ether futures within the limits of the federal tax laws, which limit the ability of investment companies such as the Fund to invest directly in such instruments. Unlike the Fund, the Subsidiary may invest without limitation in bitcoin and ether futures and will invest principally in bitcoin and ether futures, as well as certain short-term fixed-income investments intended to serve as margin or collateral for the Subsidiary’s derivatives positions. The Adviser will use its discretion to determine how much of the Fund’s total assets to invest in the Subsidiary; however, the Fund’s investment in the Subsidiary may not exceed 25% of the value of its total assets at the end of each quarter of its taxable year. As a result, in order to comply with these requirements, the Fund may reduce its exposure to its Subsidiary at the end of each fiscal quarter end, during which times the Fund may have significantly less exposure to bitcoin and ether futures, which will impact its performance and lead to the Fund incurring increased expenses. The Fund expects to reduce its exposure to its Subsidiary during these periods by investing in other investment companies and increasing its assets through the use of reverse repurchase agreements. The Subsidiary is a limited partnership operating under Cayman Islands law and is wholly-owned and controlled by the Fund and is advised by the Adviser. The Subsidiary has the same investment objective as the Fund and will follow the same general investment policies and restrictions. Except as noted, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of its Subsidiary.The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities or financial instruments. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.The Commodities Futures Trading Commission (the “CFTC”) has adopted certain requirements that subject registered investment companies and their advisors to regulation by the CFTC if a registered investment company invests more than a prescribed level of its net assets in CFTC-regulated futures, or if a registered investment company markets itself as providing investment exposure to such instruments. Due to the Fund’s use of CFTC-regulated futures above the prescribed levels, it is considered a “commodity pool” under the Commodity Exchange Act.The Fund does not invest in, or seek exposure to, the “spot” price of bitcoin and ether. Investors seeking exposure to the spot price of bitcoin and ether should consider an investment other than the Fund.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. In addition, the Fund presents risks not traditionally associated with other mutual funds and ETFs. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.Special Risks of Exchange-Traded FundsAuthorized Participants Concentration Risk. The Fund may have a limited number of financial institutions that may act as Authorized Participants. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, Shares may trade at larger bid-ask spreads and/or premiums or discounts to net asset value. Authorized Participant concentration risk may be heightened for a fund that invests in non-U.S. securities or other securities or instruments that have lower trading volumes.Absence of Active Market Risk. Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.Market Price Variance Risk. Fund Shares can be bought and sold in the secondary market at market prices, which may be higher or lower than the net asset value of the Fund. When Shares trade at a price greater than net asset value, they are said to trade at a “premium.” When they trade at a price less than net asset value, they are said to trade at a “discount.” The market price of Shares fluctuates based on changes in the value of the Fund’s holdings and on the supply and demand for Shares. The market price of Shares may vary significantly from the Fund’s net asset value especially during times of market volatility. Further, to the extent that exchange specialists, market makers, Authorized Participants, or other market participants are unavailable or unable to trade the Fund’s Shares and/or create or redeem Creation Units premiums or discounts may increase.Trading Cost Risk. When buying or selling shares of the Fund in the secondary market, you will likely incur brokerage commission or other charges. In addition, you may incur the cost of the “spread” also known as the bid-ask spread, which is the difference between what investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Fund shares (the “ask” price). The bid-ask spread varies over time based on, among other things, trading volume, market liquidity and market volatility. Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments due to the associated trading costs.Exchange Trading Risk. Trading in Shares on their listing exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in Shares inadvisable, such as extraordinary market volatility. Also, there is no assurance that Shares will continue to meet the listing requirements of the exchange and Shares may be delisted. Like other listed securities, Shares of the Fund may be sold short, and short positions in Shares may place downward pressure on their market price.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No prior investment performance is provided for the Fund because it had not commenced operations prior to the date of this Prospectus. Upon commencement of operations, updated performance will be available on the Fund’s website at www.direxion.com/etfs?producttab=performance or by calling the Fund toll-free at (866) 476-7523.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No prior investment performance is provided for the Fund because it had not commenced operations prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 476-7523
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.direxion.com/etfs?producttab=performance
Direxion Bitcoin Ether Strategy ETF | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Direxion Bitcoin Ether Strategy ETF | Crypto Asset Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Bitcoin futures and ether futures are relatively new investments. They are subject to unique and substantial risks, including significant price volatility. The value of an investment in the Fund could decline significantly and without warning, including to zero. You should be prepared to lose your entire investment.The performance of bitcoin futures and ether futures, and therefore the performance of the Fund, may differ significantly from the performance of bitcoin and ether, respectively.
Direxion Bitcoin Ether Strategy ETF | Investment Strategy Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investment Strategy Risk — The Fund invests in bitcoin and ether futures contracts. The Fund does not invest directly in or hold bitcoin and ether. The price of bitcoin and ether futures contracts should be expected to differ from the current cash price of bitcoin and ether, which is sometimes referred to as the “spot” price of bitcoin and ether. Consequently, the performance of the Fund should be expected to perform differently from the spot price of bitcoin and ether. These differences could be significant.
Direxion Bitcoin Ether Strategy ETF | Bitcoin or Ether Market and Volatility Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Bitcoin and Ether Market and Volatility Risk — The price of bitcoin and ether is highly volatile, which may impact the bitcoin and ether futures markets. The price movements of ether and bitcoin generally have been highly correlated and ether has generally been more volatile and thus tends to rise more than bitcoin on days that bitcoin rises and to fall more than bitcoin on days that bitcoin falls. The value of the Fund’s investments in bitcoin and ether futures could decrease significantly and therefore the value of an investment in the Fund could decline significantly and without warning, including to zero, due to its investment strategy. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund, you should not invest in the Fund.
Direxion Bitcoin Ether Strategy ETF | Bitcoin and Ether Futures Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Bitcoin and Ether Futures Liquidity Risk — The market for bitcoin and ether futures contracts is still developing and may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of bitcoin and ether futures, which could decrease the correlation between the performance of bitcoin and ether futures and the “spot” price of bitcoin and ether.
Direxion Bitcoin Ether Strategy ETF | Futures Strategy Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Futures Strategy Risk — The use of futures contracts is subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of market prices, interest rates, currency exchange rates and other economic factors, as applicable; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities or financial instruments from its portfolio to meet daily variation margin requirements, which may lead to the Fund selling securities or financial instruments at a time when it may be disadvantageous to do so.The Fund does not intend to hold futures contracts through their expiration dates; therefore, as a futures contract approaches its settlement date, the Fund may sell futures contracts and replace the position with a similar contract with a more distant settlement date. This process is referred to as “rolling” a futures contract. Although the Fund will attempt to roll from an expiring futures contract to another contract that the Adviser believes will generate the greatest yield for the Fund, the Fund nevertheless may endure a cost to “roll” the contracts. In the event of a commodity futures market where near month contracts set to expire trade at a higher price than the next expiring month contract, a situation referred to as “backwardation,” then absent the impact of the overall movement in commodity prices, the Fund may benefit because it would be selling more expensive contracts and buying less expense contracts when it “rolls” the futures contracts. Conversely, in the event of a commodity futures market where near month contracts trade at a lower price than next expiring month contract, a situation referred to as “contango,” then absent the impact of the overall movement in commodity prices, the Fund may experience an adverse impact because it would be selling less expensive contracts and buying more expense contracts. The impact of backwardation and contango may cause the total return of the Fund to vary significantly from the total return of other price references (such as the spot price). In the event of a prolonged period of contango, and absent the impact of rising or falling spot prices, there could be a significant negative impact on the Fund when it “rolls” its futures contract positions.
Direxion Bitcoin Ether Strategy ETF | Bitcoin or Ether Futures Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Bitcoin and Ether Futures Risk — The market for bitcoin and ether futures is less developed, and potentially less liquid and more volatile, than more established futures markets. While the bitcoin and ether futures market has grown substantially since bitcoin and ether futures commenced trading, there can be no assurance that this growth will continue. The price for bitcoin and ether futures contracts is based on a number of factors, including the supply of and the demand for them. The crypto asset trading platforms on which ether or bitcoin are traded, and which may serve as a pricing source for the calculation of the ether or bitcoin reference rate that is used for the purposes of valuing the Fund’s investments, are or may become subject to enforcement actions by regulatory authorities, and that such enforcement actions may have a material adverse impact on the Fund, its investments, and its ability to implement its investment strategy. Market conditions and expectations, position limits, collateral requirements, and other factors each can impact the supply of and demand for bitcoin and ether futures contracts. The level of demand for bitcoin and ether futures may cause them to trade at a significant premium or discount to the “spot” price of bitcoin and ether. Market conditions and expectations, position limits, collateral requirements, and other factors may also limit the Fund’s ability to achieve its desired exposure to bitcoin and ether futures contracts. If the Fund is unable to achieve such exposure it may not be able to meet its investment objective and the Fund’s returns may be different or lower than expected. Additionally, collateral requirements may require the Fund to liquidate its position, potentially incurring losses and expenses, when it otherwise would not do so. Margin levels for bitcoin and ether futures contracts are substantially higher than the margin requirements for more established futures contracts. Additionally, the Futures Commission Merchants (“FCMs”) utilized by the Fund may impose margin requirements in addition to those imposed by the exchanges. Margin requirements are subject to change, and may be raised in the future by the exchanges and the FCMs. High margin requirements could prevent the Fund from obtaining sufficient exposure to bitcoin and ether futures and may adversely affect its ability to achieve its investment objective. Further, FCMs utilized by the Funds may impose limits on the amount of exposure to futures contracts the Fund can obtain through such FCMs. If the Fund cannot obtain sufficient exposure through its FCMs, the Fund may not be able to achieve its investment objective. Investing in derivatives like bitcoin and ether futures may be considered aggressive and may expose the Fund to significant risks. These risks include counterparty risk and liquidity risk. The performance of bitcoin and ether futures contracts and bitcoin and ether may differ and may not be correlated with each other, over short or long periods of time.
Direxion Bitcoin Ether Strategy ETF | Bitcoin and Ether Futures Capacity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Bitcoin and Ether Futures Capacity Risk — If the Fund’s ability to obtain exposure to bitcoin and ether futures contracts consistent with its investment objective is disrupted for any reason including, for example, limited liquidity in the bitcoin and ether futures market, a disruption to the bitcoin and ether futures market, or as a result of margin requirements, position limits, accountability levels, or other limitations imposed by the Fund’s FCMs, the CME, or the CFTC, the Fund may not be able to achieve its investment objective and may experience significant losses.In such circumstances, the Adviser may take such action as it deems appropriate and in the best interest of the Fund; however, it will not suspend creations. If the Fund is unable to obtain the desired exposure to bitcoin and ether futures contracts because it is approaching or has exceeded position limits or because of liquidity or other constraints, the Fund may invest in registered investment companies or operating companies whose securities are registered under the Securities Act of 1933 and the Securities Exchange Act of 1934 and are publicly traded that invest in, or have exposure to, bitcoin,ether, bitcoin futures or ether futures. Any disruption in the Fund’s ability to obtain exposure to bitcoin and ether futures contracts will cause the Fund’s performance to deviate from the performance of bitcoin and ether futures. Additionally, the ability of the Fund to obtain exposure to bitcoin and ether futures contracts is limited by certain tax rules that limit the amount the Fund can invest in its wholly-owned subsidiary as of the end of each tax quarter. Exceeding this amount may have adverse tax consequences. Additionally, compliance with these tax rules may result in the Fund being under-exposed to bitcoin and ether futuresand may result in the Fund not achieving its investment objective and/or increasing the expenses of the Fund.
Direxion Bitcoin Ether Strategy ETF | Bitcoin or Ether Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Bitcoin Risk — Bitcoin is a relatively new innovation and the market for bitcoin is subject to rapid price swings, changes and uncertainty and is a largely unregulated marketplace, which may be attributable to a possible lack of regulatory compliance. These trading venues are not registered as national securities exchanges under Section 6 of the Securities Exchange Act. See also the discussion of such trading venues in the “Bitcoin Futures and Ether Futures” sub-section of the “Overview of the Fund” section of this prospectus. Bitcoin and bitcoin futures are relatively new investments, present unique and substantial risks, and historically have been subject to significant price volatility. The value of bitcoin has been, and may continue to be, substantially dependent on speculation, such that trading and investing ether generally may not be based on fundamental analysis. The further development of the Bitcoin Network and the acceptance and use of bitcoin are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Bitcoin Network or the acceptance of bitcoin may adversely affect the price of bitcoin. Bitcoin is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact bitcoin trading venues. The Fund does not invest in the current spot or cash price of bitcoin. However, because bitcoin futuresare contracts to buy or sell a specified quantity of bitcoin, the value of bitcoin futures is impacted by the bitcoin market.Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, bitcoin trading venues are largely unregulated. As a result of the fragmentation and the lack of regulation in the spot market for bitcoin, individuals or groups may engage in fraud or market manipulation (including using social media to promote bitcoin in a way that artificially increases or decreases the price of bitcoin). Investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. The bitcoin blockchain may be vulnerable to attacks to the extent that there is a “miner” or group of “miners” that possesses more than 50% of the blockchain’s “hashing” power. Any attack on the bitcoin blockchain may negatively impact the value of bitcoin futures, which may have an adverse effect on the value of your investment in the Fund. A significant portion of bitcoin is held by a small number of holders sometimes referred to as “whales.” These holders have the ability to manipulate the price of bitcoin. Over the past several years, a number of bitcoin trading venues have been closed due to fraud, failure or security breaches. Investors in bitcoin may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Legal or regulatory changes may negatively impact the operation of the Bitcoin Network or restrict the use of bitcoin. Any new or changing laws and regulations affecting the use of blockchain technology and/or investments in crypto assets or crypto asset-related investments may have a materially adverse impact on the Fund, its investments, and its ability to implement its investment strategy.There is no central registry showing which individuals or entities own bitcoin or the quantity of bitcoin that is owned by any particular person or entity. There are no regulations in place that would prevent a large holder of bitcoin or a group of holders from selling their bitcoin which could depress the price of bitcoin or otherwise attempting to manipulate the price of bitcoin or the Bitcoin Network. Events that reduce user confidence in bitcoin, the Bitcoin Network and the fairness of bitcoin trading venues could have a negative impact on the price of bitcoin. The realization of any of these risks could result in a decline in the acceptance of bitcoin and consequently a reduction in the value of bitcoin and bitcoin futures. From time to time, the developers suggest changes to the bitcoin software. If a sufficient number of miners or validators elect not to adopt the changes, a new digital asset, operating on the earlier version of the software, may be created. This is often referred to as a “fork.” The price of the bitcoin contracts in which the Fund invests may reflect the impact of these forks. Finally, the creation of a “fork” or a substantial giveaway of bitcoin (sometimes referred to as an “air drop”) may result in significant and unexpected declines in the value of bitcoin and bitcoin futures.Proposed changes to the bitcoin blockchain’s protocol may not be adopted by a sufficient number of users and miners, respectively, which may result in competing blockchains with different native crypto assets and sets of participants (also known as a “fork”) (e.g., the fork resulting in the Bitcoin Cash blockchain). The creation of a “fork” or a substantial giveaway of bitcoin (sometimes referred to as an “air drop”) may result in significant and unexpected declines in the value of bitcoin and bitcoin futures.Bitcoins blockchain’s protocol may contain flaws that can be exploited by attackers. The occurrence of any of these events is likely to have a significant adverse impact on the price and liquidity of bitcoin and bitcoin futures contracts and therefore the value of an investment of the Fund. Bitcoin and bitcoin futures are also exposed to the instability of other speculative parts of the blockchain/crypto industry, such as the collapse of TerraUSD in May 2022 and FTX Trading Ltd. in November 2022, which may not necessarily be related to the security or utility of the bitcoin blockchain but can nonetheless precipitate a significant decline in the price of bitcoin.The emergence of other public blockchains that are similarly designed to serve as an alternative payment system, such as those focused on privacy through the use of zero-knowledge cryptography, may negatively impact on the demand for and value of bitcoin and hence the value of bitcoin futures and an investment in the Fund. The common impediments and/or disadvantages to adopting the bitcoin blockchain as a payment network include, but are not limited to, the slowness of transaction processing and finality, variability of transaction fees, and volatility of bitcoin’s price.Further development and use of the bitcoin blockchain for its intended purpose are, and may continue to be, substantially dependent on “Layer 2” solutions (i.e., separate blockchains that extends the bitcoin blockchain and inherits the security guarantees of bitcoin in order to increase transaction throughput and reduce transaction fees), which may not be implemented correctly which may negatively impact the bitcoin blockchain, bitcoin and bitcoin futures.Ether Risk — Ether is a relatively new innovation and the market for ether is subject to rapid price swings, changes and uncertainty and is a largely unregulated marketplace, which may be attributable to a possible lack of regulatory compliance. These trading venues are not registered as national securities exchanges under Section 6 of the Securities Exchange Act. See also the discussion of such trading venues in the “Bitcoin Futures and Ether Futures” sub-section of the “Overview of the Fund” section of this prospectus. Ether and ether futures are relatively new investments, present unique and substantial risks, and historically have been subject to significant price volatility. The value of ether has been, and may continue to be, substantially dependent on speculation, such that trading and investing ether generally may not be based on fundamental analysis. The further development of the Ethereum Network and the acceptance and use of ether are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Ethereum Network or the acceptance of ether may adversely affect the price of ether. Ether is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact ether trading venues. The Fund does not invest in the current spot or cash price of ether. However, because Ether Futures are contracts to buy or sell a specified quantity of ether, the value of Ether Futures is impacted by the ether market.Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, ether trading venues are largely unregulated. As a result of the fragmentation and the lack of regulation in the spot market for ether, individuals or groups may engage in fraud or market manipulation (including using social media to promote ether in a way that artificially increases or decreases the price of ether). Investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. The Ethereum blockchain may be vulnerable to attacks to the extent that there is concentration in the ownership and/or staking of ether. This risk increases as the level of concentration increases. The possession of 33% of staked ether is the minimum stake that can be used to execute an attack and that the possession of more than 50% of staked ether enables more extensive attacks, such as transaction censorship and block reordering. Any attack on the Ethereum blockchain may negatively impact the value of ether futures, which may have an adverse effect on the value of your investment in the Fund. Any attack on the Ether blockchain may negatively impact the value of ether futures, which may have an adverse effect on the value of your investment in the Fund. A significant portion of ether is held by a small number of holders sometimes referred to as “whales.” These holders have the ability to manipulate the price of ether. Over the past several years, a number of ether trading venues have been closed due to fraud, failure or security breaches. Investors in ether may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Legal or regulatory changes may negatively impact the operation of the Ethereum Network or restrict the use of ether. Any new or changing laws and regulations affecting the use of blockchain technology and/or investments in crypto assets or crypto asset-related investments may have a materially adverse impact on the Fund, its investments, and its ability to implement its investment strategy.There is no central registry showing which individuals or entities own ether or the quantity of ether that is owned by any particular person or entity. There are no regulations in place that would prevent a large holder of ether or a group of holders from selling their ether which could depress the price of ether or otherwise attempting to manipulate the price of ether or the Ether Network. Events that reduce user confidence in ether, the Ether Network and the fairness of ether trading venues could have a negative impact on the price of ether. The realization of any of these risks could result in a decline in the acceptance of ether and consequently a reduction in the value of ether and ether futures. From time to time, the developers suggest changes to the ether software. If a sufficient number of miners or validators elect not to adopt the changes, a new digital asset, operating on the earlier version of the software, may be created. This is often referred to as a “fork.” The price of the ether contracts in which the Fund invests may reflect the impact of these forks. Finally, the creation of a “fork” or a substantial giveaway of ether (sometimes referred to as an “air drop”) may result in significant and unexpected declines in the value of ether and ether futures.Proposed changes to the Ethereum blockchain’s protocol may not be adopted by a sufficient number of users and validators, which may result in competing blockchains with different native crypto assets and sets of participants (also known as a “fork”) (e.g., the fork resulting in the Ethereum Classic blockchain). The creation of a “fork” or a substantial giveaway of ether (sometimes referred to as an “air drop”) may result in significant and unexpected declines in the value of ether and ether futures.Ethereum blockchain’s protocol, including the code of smart contracts running on the Ethereum blockchain, may contain flaws that can be exploited by attackers. The occurrence of any of these events is likely to have a significant adverse impact on the price and liquidity of ether and ether futures contracts and therefore the value of an investment of the Fund. Ether and ether futures are also exposed to the instability of other speculative parts of the blockchain/crypto industry, such as the collapse of TerraUSD in May 2022 and FTX Trading Ltd. in November 2022, which may not necessarily be related to the security or utility of the Ethereum blockchain but can nonetheless precipitate a significant decline in the price of ether.The emergence of other public blockchains that are similarly designed to support the development, deployment, and operation of smart contracts may negatively impact on the demand for and value of ether and hence the value of ether futures and an investment in the Fund. The Ethereum blockchain has historically faced scalability challenges and that these alternative blockchains generally attempt to compete with Ethereum by offering faster transaction processing and lower fees. Further development and use of the Ethereum blockchain for its intended purpose are, and may continue to be, substantially dependent on “Layer 2” solutions (i.e., separate blockchains that extends Ethererum and inherits the security guarantees of Ethereum in order to increase transaction throughput and reduce transaction fees), which may not be implemented correctly which may negatively impact the Ethereum blockchain, ether and ether futures.Additionally, legal or regulatory changes may negatively impact the operation of the Ethereum Network or restrict the use of ether. While the CFTC has classified ether as a commodity and approved the listing of ether futures on a commodity exchange regulated by the CFTC, it is possible that in the future a court or regulator could determine that ether is a security. If ether were determined to be a security or to be offered and sold as a security or was expected to be determined to be a security under the federal or state securities laws, it is possible certain trading venues would no longer facilitate trading in ether, trading in ether futures may become significantly more volatile and/or completely halted, and the value of an investment in the Fund could decline significantly and without warning, including to zero. Such a determination may also impact the Fund’s investment strategy, including the use of the Subsidiary.
Direxion Bitcoin Ether Strategy ETF | Cost of Futures Investments Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Cost of Futures Investments Risk — As discussed above, when a futures contract is nearing expiration, the Fund will “roll” the futures contract, which means it will generally sell such contract and use the proceeds to buy a futures contract with a later expiration date. When rolling futures contracts that are in contango, the Fund would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. The price difference between the expiring contract and longer-dated contract associated with rolling futures is typically substantially higher than the price difference associated with rolling other futures contracts. Bitcoin and Ether futures have historically experienced extended periods of contango. Contango in the bitcoin and ether futures market may have a significant adverse impact on the performance of the Fund and may cause bitcoin and ether futures to underperform spot bitcoin and ether. Both contango and backwardation may limit or prevent the Fund from achieving its investment objective.
Direxion Bitcoin Ether Strategy ETF | Derivatives Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as digital assets, stocks, bonds, funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Fund to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Fund from achieving its investment objective. Futures contracts and swaps are the type of derivatives traded by the Fund.The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities, digital assets or other ordinary investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities or digital assets. When the Fund uses derivatives, there may be imperfect correlation between the value of the reference assets and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested.
Direxion Bitcoin Ether Strategy ETF | Counterparty Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Counterparty Risk — A counterparty, such as a FCM, may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its investment objective.In addition, the Fund may enter into bitcoin and ether futureswith a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective or may decide to change its investment objective.
Direxion Bitcoin Ether Strategy ETF | Other Investment Companies including ETFs Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Other Investment Companies (including ETFs) Risk—The Fund may invest in another investment company, including an ETF or a money market fund (each, an “underlying fund”), to pursue its investment objective or manage cash. When investing in an underlying fund, the Fund becomes a shareholder of that underlying fund and as a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the underlying fund, in addition to the fees and expenses of the Fund’s own operations. If the underlying fund fails to achieve its investment objective, the Fund’s performance will likely be adversely affected. In addition, to the extent that the Fund invests in an underlying fund that is an ETF, it will be exposed to all of the risks associated with the ETF structure, including any risks associated with representative sampling (see “Special Risks of Exchange-Traded Funds”). For example, shares of ETFs may trade at a discount or a premium to an ETF’s net asset value which may result in an ETF’s market price being more or less than the value of the index that the ETF tracks especially during periods of market volatility or disruption. There may also be additional trading costs due to an ETF’s bid-ask spread, and/or the underlying fund may suspend sales of its shares due to market conditions that make it impracticable to conduct such transactions, any of which may adversely affect the Fund’s performance.
Direxion Bitcoin Ether Strategy ETF | Borrowing and Leverage Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Borrowing and Leverage Risk – The Fund is subject to leverage risk associated with the use of bitcoin futures and ether futures and the use of borrowings, including investments in reverse repurchase agreements. Leverage can have the effect of magnifying the Fund’s exposure to changes in the value of its assets and may also result in increased volatility in the Fund’s NAV. This means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund owned its assets on an unleveraged basis. The Fund may borrow for investment purposes using reverse repurchase agreements. The cost of borrowing may reduce the Fund’s return. Borrowing may cause the Fund to liquidate positions under adverse market conditions to satisfy its repayment obligations. Borrowing increases the risk of loss and may increase the volatility of the Fund.
Direxion Bitcoin Ether Strategy ETF | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk — Holdings of the Fund, including derivatives, may be difficult to buy or sell or be illiquid, particularly during times of market turmoil. Illiquid securities or derivative investments may be difficult to value, especially in changing or volatile markets. If the Fund is forced to buy or sell an illiquid security or derivative instrument at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses or realizing gains. There is no assurance that a security or derivative instrument that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that the value of bitcoin and ether futures increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the bitcoin and ether futures. Under such circumstances, the market for bitcoin and ether futures may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have more difficulty transacting in bitcoin and ether futures and the Fund's transactions could exacerbate the price changes of the bitcoin and ether futures and may impact the ability of the Fund to achieve its investment objective.In certain cases, the market for certain securities and/or the Fund may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have difficulty transacting in such markets and/or in correlated investments. Further, the Fund's transactions could exacerbate illiquidity and volatility in the price of the securities and correlated derivative instruments.
Direxion Bitcoin Ether Strategy ETF | Cash Transaction Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Cash Transaction Risk - Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As a result, the Fund is not expected to be tax efficient and will incur brokerage costs related to buying and selling investments to achieve its investment objective thus incurring additional expenses than other funds that primarily effect creations and redemptions in kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.
Direxion Bitcoin Ether Strategy ETF | Money Market Instrument Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Money Market Instrument Risk — The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Money market funds may be subject to credit risk with respect to the debt instruments in which they invest. Depository accounts may be subject to credit risk with respect to the financial institution in which the depository account is held. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments may lose money.
Direxion Bitcoin Ether Strategy ETF | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk — The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, general market liquidity, exchange trading suspensions and closures, and public health risks. The Fund is subject to the risk that geopolitical events will disrupt markets and adversely affect global economies, markets, and exchanges. Local, regional or global events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, conflicts and social unrest or other events could have a significant impact on the Fund, its investments, and the Fund’s ability to achieve its investment objective.
Direxion Bitcoin Ether Strategy ETF | Tax Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Tax Risk — To qualify as a regulated investment company (“RIC”), the Fund must meet certain requirements concerning the source of its income. The Fund’s investment in the Subsidiary is intended to provide exposure to commodities in a manner that is consistent with the “qualifying income” requirement applicable to RICs. The Internal Revenue Service (“IRS”) has ceased issuing private letter rulings regarding whether the use of subsidiaries by investment companies to invest in commodity-linked instruments constitutes qualifying income. If the IRS determines that this source of income is not “qualifying income,” the Fund may cease to qualify as a RIC because the Fund has not received a private letter ruling and is not able to rely on private letter rulings issued to other taxpayers. Failure to qualify as a RIC could subject the Fund to adverse tax consequences, including a federal income tax on its net income at regular corporate rates, as well as a tax to shareholders on such income when distributed as an ordinary dividend.Based on the principles underlying private letter rulings previously issued to other taxpayers, the Fund intends to treat its income from the Subsidiary as qualifying income without any such ruling from the IRS. The tax treatment of the Fund’s investment in the Subsidiary may be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS that could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund’s taxable income or any gains or distributions made by the Fund.
Direxion Bitcoin Ether Strategy ETF | Subsidiary Investment Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Subsidiary Investment Risk — By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. Since the Subsidiary is organized under the law of the Cayman Islands and is not registered with the SEC under the Investment Company Act of 1940, as amended, the Fund will not receive all of the protections offered to shareholders of registered investment companies. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as intended, which may negatively affect the Fund and its shareholders.
Direxion Bitcoin Ether Strategy ETF | Early Close Trading Halt Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Early Close/Trading Halt Risk — An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may incur substantial losses and may limit or stop purchases of the Fund. If there is a significant intra-day market event and/or the value of the bitcoin and ether futuressignificantly increases or decreases, the Fund may not meet its investment objective. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on the NYSE Arca, Inc. and incur significant losses.
Direxion Bitcoin Ether Strategy ETF | Active Management Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Active Management Risk — The Fund is actively-managed and its performance reflects investment decisions that the Adviser make for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectivesand/or strategies, or could have negative returns.
Direxion Bitcoin Ether Strategy ETF | New Fund Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	New Fund Risk — The Fund recently commenced operations, has a limited operating history, and started operations with a small asset base. There can be no assurance that the Fund will be successful or grow to or maintain a viable size, that an active trading market for the Fund’s shares will develop or be maintained, or that the Fund’s shares’ listing will continue unchanged.
Direxion Bitcoin Ether Strategy ETF | Concentration Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Concentration Risk — The Fund’s investments will be concentrated (i.e., more than 25% of the Fund’s total assets) in investments that provide exposure to bitcoin and ether and/or bitcoin and ether futures. As a result, the Fund may be more volatile than a Fund with a more diversified portfolio.
Direxion Bitcoin Ether Strategy ETF | NonDiversification Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk — The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities or financial instruments. This may result in the Fund experiencing increased volatility and its net asset value and total return may fluctuate more or fall greater in times of weaker markets than a diversified fund.
Direxion Bitcoin Ether Strategy ETF | Authorized Participants Concentration Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants Concentration Risk. The Fund may have a limited number of financial institutions that may act as Authorized Participants. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, Shares may trade at larger bid-ask spreads and/or premiums or discounts to net asset value. Authorized Participant concentration risk may be heightened for a fund that invests in non-U.S. securities or other securities or instruments that have lower trading volumes.
Direxion Bitcoin Ether Strategy ETF | Absence of Active Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Absence of Active Market Risk. Although Shares are listed for trading on a stock exchange, there is no assurance that an active trading market for them will develop or be maintained. In the absence of an active trading market for Shares, they will likely trade with a wider bid/ask spread and at a greater premium or discount to net asset value.
Direxion Bitcoin Ether Strategy ETF | Market Price Variance Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Price Variance Risk. Fund Shares can be bought and sold in the secondary market at market prices, which may be higher or lower than the net asset value of the Fund. When Shares trade at a price greater than net asset value, they are said to trade at a “premium.” When they trade at a price less than net asset value, they are said to trade at a “discount.” The market price of Shares fluctuates based on changes in the value of the Fund’s holdings and on the supply and demand for Shares. The market price of Shares may vary significantly from the Fund’s net asset value especially during times of market volatility. Further, to the extent that exchange specialists, market makers, Authorized Participants, or other market participants are unavailable or unable to trade the Fund’s Shares and/or create or redeem Creation Units premiums or discounts may increase.
Direxion Bitcoin Ether Strategy ETF | Trading Cost Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Trading Cost Risk. When buying or selling shares of the Fund in the secondary market, you will likely incur brokerage commission or other charges. In addition, you may incur the cost of the “spread” also known as the bid-ask spread, which is the difference between what investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Fund shares (the “ask” price). The bid-ask spread varies over time based on, among other things, trading volume, market liquidity and market volatility. Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments due to the associated trading costs.
Direxion Bitcoin Ether Strategy ETF | Exchange Trading Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Exchange Trading Risk. Trading in Shares on their listing exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in Shares inadvisable, such as extraordinary market volatility. Also, there is no assurance that Shares will continue to meet the listing requirements of the exchange and Shares may be delisted. Like other listed securities, Shares of the Fund may be sold short, and short positions in Shares may place downward pressure on their market price.
Direxion Bitcoin Ether Strategy ETF | Direxion Bitcoin Ether Strategy ETF
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses of the Fund	rr_OtherExpensesOverAssets	0.22%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Expense Cap/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Expense Cap/Reimbursement	rr_NetExpensesOverAssets	1.06%
1 Year	rr_ExpenseExampleYear01	$ 108
3 Years	rr_ExpenseExampleYear03	$ 341

[1]	Estimated for the Fund's current fiscal year.
[2]	Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has entered into an Operating Expense Limitation Agreement with the Fund. Under the Operating Expense Limitation Agreement, Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through September 1, 2025, to the extent that the Fund’s Total Annual Fund Operating Expenses exceed 0.95% of the Fund’s average daily net assets (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses).Any expense waiver or reimbursement is subject to recoupment by the Adviser within the three years after the expense was waived/reimbursed only if Total Annual Fund Operating Expenses fall below the lesser of this percentage limitation and any percentage limitation in place at the time the expense was waived/reimbursed. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.